Cover Page	Jul. 30, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 30, 2020
Entity Registrant Name	DUCOMMUN INCORPORATED
Entity Incorporation, State or Country Code	DE
Entity File Number	001-08174
Entity Tax Identification Number	95-0693330
Entity Address, Address Line One	200 Sandpointe Avenue, Suite 700
Entity Address, City or Town	Santa Ana
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92707-5759
City Area Code	657
Local Phone Number	335-3665
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	DCO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000030305
Amendment Flag	false